Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2015